Convertible Notes Payable and Shareholder Demand Note Receivable	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Convertible Notes Payable and Shareholder Demand Note Receivable
8.	Convertible Notes Payable and MVIL Demand Note Receivable

For the year ended December 31, 2016, the Company recorded $763,995 of interest income from a MVIL demand note receivable that was paid in full during 2016.

During 2017, the Company issued six convertible promissory notes payable to MVIL, resulting in proceeds of $50.0 million (the “2017 MVIL Notes”). The notes accrue interest at 8% per annum. Effective upon the closing of a qualified financing, as defined, the outstanding principal and accrued interest will automatically convert into shares of the same class and series of our shares issued to other investors in the qualified financing. MVIL also has the right to convert some or all of the outstanding amount into shares of Series A preferred shares at a conversion price of $2.30769 after December 31, 2018. In January 2018, the Company entered into a note exchange agreement with MVIL in the amount of $52.4 million, which represents the total principal and accrued interest of the 2017 MVIL Notes at the time of the execution of the note exchange agreement. The exchange terminated the 2017 MVIL Notes and created a new convertible note under substantially the same terms as the notes described in the following paragraph. The note exchange agreement was accounted for as a debt extinguishment and resulted in no gain or loss upon recognition of the new debt.

In January 2018, the Company entered into a note purchase agreement with investors (as amended, the “2018 Agreement”), whereby the Company may borrow an aggregate principal amount of $30.0 million in exchange for notes convertible into ordinary shares of the Company. In April 2018, the note purchase agreement was amended to allow the Company to borrow up to $65.0 million in the aggregate. Between January and May 2018, the Company issued notes in an aggregate principal amount of $50.0 million (the “2018 New Investor Notes”). The 2018 New Investor Notes accrue interest at 7% per annum. Accrued interest on the 2018 New Investor Notes compounds annually. The 2018 New Investor Notes, as amended, are convertible upon (i) the closing of an initial public offering or (ii) a subsequent financing occurring after January 10, 2019. Effective upon the closing of a qualified financing, as defined, the outstanding principal and accrued interest plus a 25% premium, defined as the sum of principal plus interest multiplied by 25%, will automatically convert into shares of the same class and series of our shares issued to other investors in the qualified financing. The 2018 Investor Notes converted in accordance with their terms upon the closing of our IPO.

The Company evaluated the 2018 New Investor Notes as well as the exchange agreement and concluded that certain of the redemption and conversion features met the bifurcation criteria under ASC 815, Derivatives and Hedging and should be accounted for separately from the debt.

The derivative liability is recorded at fair value on the Company’s consolidated balance sheet as a liability and subject to revaluation at each balance sheet date, and any changes in value are recorded as a component of gain or loss in the change in valuation of derivative liability on the statements of operations. The initial values of the derivative, along with legal fees, were recorded as a debt discount and are being amortized as interest expense using the effective interest method over the life of the note. See Note 3 for fair value considerations and disclosures.

In October 2018, the Company entered into the 2018 MVIL Note, whereby the Company may borrow an aggregate principal amount of up to $30.0 million, of which it has borrowed $25.0 million as of December 31, 2018. The notes contain similar terms as the notes described in the paragraph above describing the 2018 New Investor Notes except that a qualified financing is limited to a U.S. IPO and that there is no change of control conversion feature. The 2018 MVIL Note is convertible upon a qualified initial public offering of the Company’s ordinary shares in the United States at the initial public offering price per share. Effective upon the closing of a qualified financing, the outstanding principal and accrued interest plus a 25% premium of such principal and interest will automatically convert into shares of the same class and series of our shares issued to other investors in the qualified financing. The 2018 MVIL Note accrues interest at 7% per annum and accrued interest compounds annually, and upon such compounding, is added to the outstanding principal amount. The 2018 MVIL Note converted in accordance with its terms upon the closing of our IPO.

Future principal payments under the notes as of December 31, 2018 are as follows:

	MVIL	2018 New Investor Notes	Total
2021	77,357,333	50,000,000	127,357,333

Total future principal payments	77,357,333	50,000,000	127,357,333
Less unamortized debt discount	12,613,779	11,486,425	24,100,204

Total balance, balance sheet	$64,743,554	$38,513,575	$103,257,129

Interest expense related to the principle on the convertible notes payable for the years ended December 31, 2018, 2017 and 2016, was $6,595,727, $2,246,222 and $0, respectively.

Interest expense related to the debt discount amortization was $11,861,010 for the year ended December 31, 2018.